Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 28, 2022	Apr. 05, 2022	Mar. 31, 2023
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 7,000
Non-controlling interest		49.00%
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 3,159		$ 3,159
Non-controlling interest	30.40%